Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net Loss	$ (1,470,532)	$ (1,541,246)	$ (1,569,717)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of deferred financing costs and debt discount (Note 5)			600,862
Depreciation and amortization	376,780	372,885	362,716
Gain on sale of consoles (Note 3)			(175,491)
Stock-based compensation (Note 6)		85,298
Loss on change in fair value of contingent consideration (Note 2)	35,878	54,185	83,189
(Gain) loss from (recovery) write-off of harmonized sales tax receivable		(31,891)	(202,107)
Loss on impairment of other assets	36,083
Provision (recovery) for bad debts and warranties	(9,839)	4,549	(53,006)
Gain on settlement of debt		(22,900)
Gain on settlement of debt for shares issuable (Note 6)	(10,145)	(30,705)
Gain on sale of Geno-Therapy		(50,000)
Loss on fixed asset disposal			22,264
Changes in operating assets and liabilities
Decrease (Increase) in accounts receivable	55,111	489,317	(126,466)
Decrease (Increase) in inventory	94,367	(102,892)	(45,199)
(Increase) Decrease in other current assets	(21,483)	43,382	(52,475)
Decrease (Increase) in deposits	217,630	(26,025)
(Decrease) increase in accounts payable	(215,244)	(37,907)	(521,696)
Increase (Decrease) in accrued expenses	107,025	(46,463)	239,323
Increase in accrued interest	937,410	861,957	715,369
Net cash provided by (used in) operating activities	133,041	21,544	(722,434)
INVESTING ACTIVITIES:
Sale of consoles			209,000
Purchase of equipment	(14,966)	(18,376)	(3,597)
Net cash (used in) provided by investing activities	(14,966)	(18,376)	205,403
FINANCING ACTIVITIES:
Proceeds from notes payable			500,000
Net cash provided by financing activities			500,000
Effect of exchange rate changes on cash and cash equivalents	(50,473)	42,040	(26,621)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,602	45,208	(43,652)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD	115,502	70,294	113,946
CASH AND CASH EQUIVALENTS, END OF THE PERIOD	183,104	115,502	70,294
Cash paid for interest			7,092
NON CASH FINANCING ACTIVITIES
Reclassification of assets			38,524
Common shares issuable on settlement of debt	321,601	123,809
Thermogene consideration for sale offset by payables		$ 63,917